SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

6.    SEGMENT INFORMATION

Operating segments are defined as components of a group entity about which discrete financial information is available for regular evaluation by the chief operating decision maker, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the executive team.

The executive team regularly reviews revenue analysis and the Group’s consolidated results for the periods presented for the purposes of resource allocation and performance assessment. As no other discrete financial information is available for the assessment of different business activities, no segment information is presented other than entity-wide disclosures.

Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has one operating segment which is the development and operation of solar parks and related business activities.

Geographical information

The Group’s operations are located in the respective countries of domicile of the Group’s subsidiaries. The operations of the Group include the Republic of Bulgaria (“Bulgaria”), the Federal Republic of Germany (“Germany”), the Hellenic Republic (“Greece”), Czech, Japan, Spain, Uruguay, Canada and USA during the periods presented.

Information about the Group’s revenue is presented based on the location of the operations. Information about the Group’s non-current assets is presented based on the geographical location of the assets.

	Revenue for the
	year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Bulgaria	871	966	912
Canada	8,724	382	361
Czech	3,197	3,548	4,103
Germany	27	—	—
Greece	8,748	1,650	1,613
Japan	37,757	37,887	41,140
PRC	—	—	29
Spain	379	421	329
USA	3,797	6,681	4,914
Uruguay	2,425	5,198	11,268
	65,925	56,733	64,669

The Group’s revenue disaggregated by pattern of revenue recognition and primary geographical markets is as follows:

	Revenue for the
	year ended December 31, 2018
	EPC services solar energy
	system sales	Sales of solar modules	Electricity sales income	O&M services	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Bulgaria	—	—	—	912	912
Canada	177	1	143	40	361
Czech	—	—	4,103	—	4,103
Greece	—	—	—	1,613	1,613
Japan	—	—	40,925	215	41,140
PRC	—	—	29	—	29
Spain	—	—	329	—	329
USA	21	—	4,822	71	4,914
Uruguay	—	—	11,087	181	11,268
	198	1	61,438	3,032	64,669

	Revenue for the
	year ended December 31, 2017
	EPC services solar energy
	system sales	Sales of solar modules	Electricity sales income	O&M services	Total
	Thousand USD	Thousand USD	Thousand USD	Thousand USD	Thousand USD
Bulgaria	—	—	—	966	966
Canada	256	—	126	—	382
Czech	—	—	3,548	—	3,548
Greece	—	—	146	1,504	1,650
Japan	—	—	37,671	216	37,887
Spain	—	—	421	—	421
USA	29	—	6,647	5	6,681
Uruguay	—	—	5,056	142	5,198
	285	—	53,615	2,833	56,733

	Non-current assets
	At December 31,
	2017	2018
	Thousand USD	Thousand USD
Bulgaria	92	79
Canada	1,956	1,707
Chile	3,164	5,545
Czech	15,127	13,791
Greece	109	94
Japan	234,398	180,794
PRC	268	1,134
Spain	6,446	545
USA	45,137	42,563
Uruguay	106,877	110,628
	413,574	356,880

Non-current assets excluded deferred tax assets, financial instruments, investments accounted for using the equity method and amounts due from related parties.

Information about major customers

Revenue from customers during the periods presented contributing over 10% of the total sales of the Group for each of the respective reporting periods are as follows:

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Customer A	10,504	13,056	14,079
Customer B	10,861	11,684	11,774
Customer C	8,164	9,912	10,996
Customer D	7,103	*	10,269

*The corresponding revenue does not contribute over 10% of the total revenue of the Group in the respective periods.